Share-Based Compensation - GasLog Partners' Plan (Details) - GasLog Partners LP		12 Months Ended
	Apr. 01, 2020 USD ($) EquityInstruments	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments	Apr. 01, 2019 USD ($)	Dec. 31, 2018 EquityInstruments	Apr. 02, 2018 USD ($)	Apr. 03, 2017 USD ($)
RCUs
Share-Based Compensation
Vesting period		3 years
Number of units granted	233,688	233,688	26,308
Number of units outstanding		89,978	76,467		75,084
RCUs granted 3 April 2017
Share-Based Compensation
Number of units outstanding		26,097
Fair value of unit at grant date | $							$ 23.85
RCUs granted 2 April 2018
Share-Based Compensation
Number of units outstanding		24,608
Fair value of unit at grant date | $						$ 23.40
RCUs granted 1 April 2019
Share-Based Compensation
Number of units outstanding		26,308
Fair value of unit at grant date | $				$ 22.99
RCUs granted 1 April 2020
Share-Based Compensation
Number of units outstanding		233,688
Fair value of unit at grant date | $	$ 2.02
PCUs
Share-Based Compensation
Vesting period		3 years
Number of units granted	233,688	233,688	26,308
Number of units outstanding		89,978	76,467		75,084
PCUs | TUR above 75th Percentile of peer group
Share-Based Compensation
Vesting percentage of awards		100.00%
PCUs | TUR Between 50th and 75th percentile of peer group
Share-Based Compensation
Vesting percentage of awards		50.00%
PCUs | TUR Below the 50th percentile of peer group
Share-Based Compensation
Vesting percentage of awards		0.00%
PCUs granted 3 April 2017
Share-Based Compensation
Number of units outstanding		26,097
Fair value of unit at grant date | $							$ 23.85
PCUs granted 2 April 2018
Share-Based Compensation
Number of units outstanding		24,608
Fair value of unit at grant date | $						$ 23.40
PCUs granted 1 April 2019
Share-Based Compensation
Number of units outstanding		26,308
Fair value of unit at grant date | $				$ 22.99
PCUs granted 1 April 2020
Share-Based Compensation
Number of units outstanding		233,688
Fair value of unit at grant date | $	$ 2.02